Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	$ 35,162	$ 22,108
Neither Past Due Nor Impaired [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	33,454	20,389
Past Due Trade Receivables Up to 30 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	593	1,180
Past Due Trade Receivables 31-60 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	572	7
Past Due Trade Receivables 61-90 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	122	6
Past Due Trade Receivables 91-120 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	381
Past Due Trade Receivables Over 121 Days [Member]
Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables [Line Items]
Past due trade receivables	$ 40	$ 526